Contingencies - Indemnification assets - Possible lossess (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) claim	Dec. 31, 2019 BRL (R$)
Disclosure of contingent liabilities [line items]
Amount of claim not recorded	R$ 57,165	R$ 57,214
Civil proceedings
Disclosure of contingent liabilities [line items]
Number of claims | claim	521
Amount of claim not recorded	R$ 8,106	11,263
Labor proceedings
Disclosure of contingent liabilities [line items]
Number of claims | claim	149
Amount of claim not recorded	R$ 17,385	15,460
Tax proceedings
Disclosure of contingent liabilities [line items]
Amount of claim not recorded	31,674	R$ 30,491
Amount of claim not recorded corresponding to alleged service tax debt before fine and late payment interest	R$ 28,024
Fine (as a percent)	150.00%